Basis of presentation and accounting policies (Details 5)	12 Months Ended
Dec. 31, 2017
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	25-30 years
Plant and production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3-10 years
Vehicles, furniture and fixtures, and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	4-10 years